Notes to the Profit or Loss Statement - Summary of Research and Development Expenses (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Research And Development [line items]
Research and development expenses	€ (225,211,206)	€ (139,369,832)	€ (108,431,600)
Personnel expenses [member]
Research And Development [line items]
Research and development expenses	(65,941,000)	(32,331,000)	(28,468,000)
Impairment And Reversals Of Impairment On Inventories [Member]
Research And Development [line items]
Research and development expenses	0	(3,338,000)	0
Consumable supplies [member]
Research And Development [line items]
Research and development expenses	(4,055,000)	(3,239,000)	(2,874,000)
Other Operating expenses [member]
Research And Development [line items]
Research and development expenses	(4,116,000)	(2,498,000)	(3,142,000)
Impairment, Amortization and Other Costs of Intangible Assets [member]
Research And Development [line items]
Research and development expenses	(7,859,000)	(18,144,000)	(5,631,000)
External services [member]
Research And Development [line items]
Research and development expenses	(131,467,000)	(77,827,000)	(62,373,000)
Depreciation and other costs for infrastructure [member]
Research And Development [line items]
Research and development expenses	€ (11,773,000)	€ (8,669,000)	€ (5,944,000)